OTHER RECEIVABLES AND OTHER PAYABLE - Dissenting shareholder and Risk (Details) $ / shares in Units, R in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Aug. 16, 2018 shares	Mar. 28, 2018 USD ($) $ / shares	May 26, 2017 shares	May 22, 2017 shares	May 19, 2017 shares	May 04, 2017 item $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Movement In Dissenting Shareholder Liability [Abstract]
Balance at the beginning of the year								R 1,349.7
Interest charge								68.1	R 62.9
Payments to dissenting shareholders								(1,375.8)
Dissenting shareholder liability on acquisition of subsidiary									1,364.3
Foreign currency translation reserve								245.1	(77.5)
Balance at the end of the year								R 287.1	R 1,349.7
Stillwater
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price offered per share | $ / shares						$ 18
Rustenburg Operations Acquisition | Commodity price risk
Movement In Dissenting Shareholder Liability [Abstract]
Percentage decrease in risk assumption								1.00%
(Increase) in gain due to decrease in commodity price								R 179.8
Percentage increase in risk assumption								1.00%
Increase in loss due to increase in commodity price								R 126.4
In re Appraisal of Stillwater Mining Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of petitions | item						3
Number of shares held by claimants | shares	5,419,523
Movement In Dissenting Shareholder Liability [Abstract]
Payments to dissenting shareholders | $							$ (87.5)
Blue Mountain Credit Alternatives Master Fund L.P. et al. vs. Stillwater Mining Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares held by claimants | shares					4,219,523
Brigade Leveraged Capital Structures Fund Ltd. et al. vs. Stillwater Mining Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares held by claimants | shares				1,200,000
Hillary Shane Revocable Trust, et al. vs. Stillwater Mining Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares held by claimants | shares			384,000
Price offered per share | $ / shares		$ 18
Settlement interest rate, as a percent		1.75%
Total settlement amount | $		$ 7.0